Cash flow information	12 Months Ended
Jun. 30, 2023
Cash flow information
Cash flow information

16. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2023, 2022 and 2021:

	Note	06.30.2023	06.30.2022	06.30.2021
Profit / (loss) for the year		60,986	75,222	(132,885)
Profit for the year from discontinued operations		-	-	31,545
Adjustments for:
Income tax	21	(64,517)	5,971	76,617
Amortization and depreciation	24	1,900	2,007	2,266
Loss from disposal of property, plant and equipment		684	-	-
Net loss / (gain) from fair value adjustment of investment properties		49,145	(29,427)	27,469
Impairment of others assets		34	-	-
Realization of currency translation adjustment		(423)	-	-
Gain from disposal of associates		-	-	(132)
Gain from disposal of trading properties		(2,991)	-	-
Financial results, net		(19,307)	(30,824)	(23,372)
Provisions and allowances		16,611	3,364	3,982
Share of loss / (profit) of associates and joint ventures	8	(2,622)	764	15,483
Changes in operating assets and liabilities:				-
(Increase) / decrease in inventories		(62)	(15)	93
Decrease / (increase) in trading properties		92	192	(99)
(Increase) / decrease in trade and other receivables		(704)	(67)	5,353
(Decrease) / increase in trade and other payables		(291)	1,345	(11,971)
Increase in salaries and social security liabilities		920	67	188
Decrease in provisions		(67)	(209)	(379)
Net cash generated by / (used in) continuing operating activities before income tax paid		39,388	28,390	(5,842)
Net cash generated by discontinued operating activities before income tax paid		-	-	12,023
Net cash generated by operating activities before income tax paid		39,388	28,390	6,181

The following table shows balances incorporated as result of business combination or deconsolidation of subsidiaries:

	June 30, 2023	June 30, 2022	June 30, 2021
Investment properties	-	-	415,546
Property, plant and equipment	-	-	169,649
Trading properties	-	-	27,185
Intangible assets	-	-	129,195
Investments in associates and joint ventures	-	-	171,253
Deferred income tax assets	-	-	2,007
Restricted assets	-	-	29,696
Income tax and MPIT credit	-	-	1,507
Trade and other receivables	-	-	249,909
Right-of-use assets	-	-	91,393
Investments in financial assets	-	-	111,862
Derivative financial instruments	-	-	1,300
Inventories	-	-	16,658
Group of assets held for sale	-	-	194,531
Borrowings	-	-	(1,503,569)
Lease liabilities	-	-	(83,768)
Deferred income tax liabilities	-	-	(57,484)
Trade and other payables	-	-	(108,709)
Provisions	-	-	(25,083)
Employee benefits	-	-	(2,205)
Derivative financial instruments	-	-	(2,205)
Salaries and social security liabilities	-	-	(15,651)
Group of liabilities held for sale	-	-	(101,829)
Income tax expense	-	-	(2,106)
Net value of deconsolidated assets that do not affect cash	-	-	(290,918)
Cash and cash equivalents	-	-	(513,762)
Non-controlling interest	-	-	(221,013)
Net value of deconsolidated assets	-	-	(1,025,693)

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2023, 2022 and 2021:

	06.30.2023	06.30.2022	06.30.2021
Increase of trading properties through an increase in borrowings	-	-	216
Increase of intangible assets through an increase of trade and other payables	-	26	-
Distribution of dividends in shares	-	-	2,572
Increase in non-convertible notes through a decrease in non-convertible notes	45,938	9,279	-
Decrease of property, plant and equipment through an increase of tax receivables and tax payables	-	-	293
Increase in investment properties through an increase in trade and other payables	143	399	-
Increase of investment properties through an increase of borrowings	-	-	1,440
Increase in intangible assets through a decrease in investment in associates	-	-	2,889
Currency translation adjustment	1,286	379	40,417
Increase in investment properties under barter agreements	-	6,767	-
Payment of non-convertible notes	-	1,365	-
Decrease in lease liabilities through a decrease in trade and other receivables	-	6	-
Decrease in investment properties through an increase in property, plant and equipment	23	3,359	-
Decrease in property, plant and equipment through an increase in investment properties	3,210	1,293	-
Decrease in property, plant and equipment through an increase in revaluation surplus	266	1,199	-
Decrease in revaluation surplus through an increase in deferred income tax liabilities	-	420	-
Increase in intangible assets through an increase salaries and social security liabilities	-	56	-
Increase in investments in associates through a decrease in investments in financial assets	-	1,865	-
Decrease in borrowings through a decrease in trade and other receivables	-	951	-
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	31	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	97	-
Capital contributions from non-controlling interest through a decrease of borrowings	-	9	-
Capital contributions from non-controlling interest through an increase in trade and other receivables	-	11	-
Decrease of trading properties through an increase in intangible assets	1,272	-	-
Decrease in investments in financial assets through a decrease in trade and other payables	368	-	-
Decrease in dividends receivables through an increase in investments in financial assets	13	-	-
Decrease in Shareholders’ Equity through a decrease in trade and other receivables	1,695	-	-
Decrease in investment properties through a decrease in investments in financial assets	78	-	-
Decrease in Shareholders’ Equity through a decrease in investments in financial assets	2,536	-	-
Increase in right-of-use assets through a decrease in lease liabilities	451	-	-
Increase of investments in financial assets through a decrease in trade and other receivables	580	-	-
Decrease of intangible assets through an increase in investment properties	53	-	-
Decrease of intangible assets through an increase in trading properties	147	-	-
Increase of investment properties through a decrease in trade and other receivables	46	-	-
Decrease in Shareholders’ Equity through an increase in trade and other payables	191	-	-
Increase of investment properties through a decrease in trading properties	579	-	-
Decrease in borrowings through a decrease in trading properties	338	-	-